Short-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Short-term Investments

	December 31, 2017
		US$
	Fair value	Cost	Unrealized gain in profit

Debt securities - trading	888,067	784,946	103,121
REITs	21,239,128	20,044,583	1,194,545
Money market instruments	26,577,133	26,574,990	2,143
Equity securities	9,035,230	8,239,060	796,170

Total	57,739,558	55,643,579	2,095,979

	December 31, 2018
		US$
	Fair value	Cost	Unrealized gain in profit

REITs	8,442,063	7,291,863	1,150,200

Total	8,442,063	7,291,863	1,150,200